Customer deposits	12 Months Ended
Dec. 31, 2021
Customer deposits
Customer deposits	29 Customer deposits

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Current and savings accounts	405,853	1,350,171
It represented customer deposits held by OneConnect Bank.